Employee Benefit Plans - Summary of Stock Option Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Stock Option Activity
Number of Options, Outstanding, Beginning Balance	36,557,759	28,189,475	27,046,177
Number of Options, Granted	1,937,968	14,386,426	8,828,538
Number of Options, Exercised		(1,297,977)	(916,527)
Number of Options, Forfeited		(4,720,165)	(6,768,713)
Number of Options, Outstanding, Ending Balance		36,557,759	28,189,475
Weighted-Average Exercise Price Per Share, Outstanding, Beginning Balance	$ 2.25	$ 1.48	$ 1.31
Weighted-Average Exercise Price Per Share, Granted		3.59	1.99
Weighted-Average Exercise Price Per Share, Exercised		1.53	0.74
Weighted-Average Exercise Price Per Share, Forfeited		1.88	1.57
Weighted-Average Exercise Price Per Share, Outstanding, Ending Balance		$ 2.25	$ 1.48
2020 Equity Incentive Plan [Member]
Summary of Stock Option Activity
Number of Options, Outstanding, Beginning Balance	0
Number of Options, Granted	1,937,968
Number of Options, Exercised	0
Number of Options, Forfeited	(13,442)
Number of Options, Outstanding, Ending Balance	1,924,526	0
Weighted-Average Exercise Price Per Share, Outstanding, Beginning Balance	$ 0
Weighted-Average Exercise Price Per Share, Granted	8.88
Weighted-Average Exercise Price Per Share, Exercised	0
Weighted-Average Exercise Price Per Share, Forfeited	8.88
Weighted-Average Exercise Price Per Share, Outstanding, Ending Balance	$ 8.87	$ 0
2014 Equity Incentive Plan [Member]
Summary of Stock Option Activity
Number of Options, Outstanding, Beginning Balance	36,513,193
Number of Options, Granted	0
Number of Options, Exercised	(761,480)
Number of Options, Forfeited	(267,115)
Number of Options, Outstanding, Ending Balance	35,484,598	36,513,193
Weighted-Average Exercise Price Per Share, Outstanding, Beginning Balance	$ 2.26
Weighted-Average Exercise Price Per Share, Granted	0
Weighted-Average Exercise Price Per Share, Exercised	1.63
Weighted-Average Exercise Price Per Share, Forfeited	2.43
Weighted-Average Exercise Price Per Share, Outstanding, Ending Balance	$ 2.27	$ 2.26